Share capital, share premium and own shares (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Schedule of reconciliation of issued shares

	2025			2024
Issued shares of 5p each fully paid	Number of ordinary shares	Share capital	Share premium	Number of ordinary shares	Share capital	Share premium
		$m	$m		$m	$m
Balance at 1 Jan	2,657,521,888	176	5,009	2,753,520,756	183	5,009
Shares issued under share-based schemes	5,162	–	2	758,708	–	–
Shares issued under scrip dividends	2,197,669	–	–	2,813,929	–	–
Shares cancelled on repurchases/ buybacks	(111,510,940)	(7)	–	(99,571,505)	(7)	–
Balance at 31 Dec	2,548,213,779	169	5,011	2,657,521,888	176	5,009

Summary of options outstanding under save as you earn schemes to subscribe for shares	Options outstanding under save as you earn schemes to subscribe for shares at each year end shown below are as follows:

		Share price range
	Number of shares to subscribe for	from (in pence)	to (in pence)	Exercisable by year
31 Dec 2025	1,529,193	520p	1,202p	2031
31 Dec 2024	1,660,096	520p	1,202p	2030

Summary of purchases of own shares	The Company made the following purchases during the years shown:

	2025 $m	2024 $m
Share repurchases to neutralise share scheme issuances	–	48
Share repurchases to neutralise impact of scrip dividend	33	23
Share buyback programme to return capital to shareholders (excluding costs)	1,211	785
Total cash paid on repurchases and buybacks (excluding costs)	1,244	856
Costs associated with buyback	8	4
Redemption liability/release associated with buyback	(18)	18
Total cost recognised in retained earnings on share repurchases and buybacks	1,234	878
The table below shows the details of the purchases on a monthly basis during 2025. The cost in USD shown has been calculated from the share prices in pounds sterling using the daily spot rate on which those shares were purchased.

		Share price
	Number of shares	Low £	High £	Cost $
January	14,027,963	5.96	6.94	109,413,773
February	11,016,784	6.54	7.44	95,544,892
March	8,650,128	7.13	8.46	85,272,071
April	17,449,798	6.88	8.43	170,975,804
May	8,643,151	7.87	8.86	97,762,906
June	12,643,798	8.38	9.39	152,102,793
July	7,382,557	8.96	9.68	92,009,220
August	6,105,457	9.34	10.09	79,993,894
September	6,282,320	9.56	10.59	86,067,429
October	6,632,794	9.71	10.74	91,145,576
November	5,645,846	10.30	11.08	79,336,077
December	7,030,344	10.69	11.51	104,361,333
Total	111,510,940			1,243,985,768